STOCKHOLDER’S DEFICIT	4 Months Ended
Dec. 31, 2025
Pelican Holdco Inc [Member]
STOCKHOLDER’S DEFICIT	NOTE 5 — STOCKHOLDER’S DEFICIT The Company is authorized to issue 500,000,000 shares of common stock, $0.01 par value. As of December 31, 2025, there were no common stocks issued or outstanding.